Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Convertible Series A Preferred Stock [Member]	Convertible Series B-1A Preferred Stock [Member]	Convertible Series B-1 Preferred Stock [Member]	Convertible Series B-2 Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (10,357,695)	$ 1,000	$ 317	$ 1,050		$ 10,450	$ 21,302,460	$ (31,672,972)
Beginning balance, shares at Dec. 31, 2018		1,000,000	316,848	1,050,695		10,449,837
Common stock issued	5,802,002					$ 536	5,801,466
Common stock issued, shares						536,354
Settlement consideration paid by shareholders in common stock	5,999,994						5,999,994
Stock-based compensation	433,910						433,910
Change in accounting method upon adopting ASU 2018-07							683	(683)
Retired founder shares						$ (300)	300
Retired founder shares, shares						(300,000)
Net Loss	(6,729,161)							(6,729,161)
Ending balance at Dec. 31, 2019	(4,850,950)	$ 1,000	$ 317	$ 1,050		$ 10,686	33,538,813	(38,402,816)
Ending balance, shares at Dec. 31, 2019		1,000,000	316,848	1,050,695		10,686,191
Common stock issued	176,990					$ 16	176,974
Common stock issued, shares						16,090
Stock-based compensation	88,803						88,803
Net Loss	(1,590,056)							(1,590,056)
Ending balance at Mar. 31, 2020	(6,125,209)	$ 1,000	$ 317	$ 1,050	$ 4	$ 10,702	33,854,590	(39,992,872)
Ending balance, shares at Mar. 31, 2020		1,000,000	316,848	1,050,695	4,167	10,702,281
Beginning balance at Dec. 31, 2019	(4,850,950)	$ 1,000	$ 317	$ 1,050		$ 10,686	33,538,813	(38,402,816)
Beginning balance, shares at Dec. 31, 2019		1,000,000	316,848	1,050,695		10,686,191
Common stock issued	2,579,114					$ 172	2,578,942
Common stock issued, shares						171,796
Common stock issued to settle note conversion	3,962,079					$ 360	3,961,719
Common stock issued to settle note conversion, shares						360,189
Common stock issued to settle accounts payable	144,875					$ 10	144,865
Common stock issued to settle accounts payable, shares						9,500
Reclassification of settlement liability upon issuance of warrant	5,382,905						5,382,905
Stock-based compensation	730,405						730,405
Net Loss	(51,776,904)							(51,776,904)
Ending balance at Dec. 31, 2020	(43,778,472)	$ 1,000	$ 317	$ 1,050	$ 4	$ 11,228	46,387,649	(90,179,720)
Ending balance, shares at Dec. 31, 2020		1,000,000	316,848	1,050,695	4,167	11,227,676
Series B-2 convertible preferred stock issued	50,004				$ 4		50,000
Series B-2 convertible preferred stock issued, shares					4,167
Series B-2 convertible preferred stock issued	50,004				$ 4		50,000
Series B-2 convertible preferred stock issued, shares					4,167
Common stock issued	6,926,858					$ 105	6,926,753
Common stock issued, shares						105,418
Issuance of common stock for exercise of warrant	7,500,018					$ 474	7,499,544
Issuance of common stock for exercise of warrant, shares						473,486
Reclassification of settlement liability upon issuance of warrant	60,851,780						60,851,780
Stock-based compensation	371,698						371,698
Net Loss	(25,488,874)							(25,488,874)
Ending balance at Mar. 31, 2021	$ 6,383,008	$ 1,000	$ 317	$ 1,050	$ 4	$ 11,807	$ 122,037,424	$ (115,668,594)
Ending balance, shares at Mar. 31, 2021		1,000,000	316,848	1,050,695	4,167	11,806,580